Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
25	Subsequent Events

(a)	Settlement of outstanding P&R litigation

On February 6, 2020, the Company settled the outstanding litigation with P&R pertaining to mining concessions from the Company’s Bolivar Mine, including the mining concessions where mine operations and mineral reserve estimates are located. The accord was executed in The Second District Court in the state of Chihuahua, Mexico. This settlement ends all claims against and litigation against the Company and Dia Bras Mexicana. The impact of the settlement amount paid on Sierra Metals’ financial condition and operating results was not significant.

(b)	Coronavirus (COVID-19)

Subsequent to year end, the COVID-19 pandemic began causing significant financial market declines and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. Due to the increasing number of coronavirus (COVID-19) infections in the country, the Peruvian Government declared a state of emergency on March 17, 2020 for a period of 15 days to contain the advancement of the virus, which restricts travel within the country and requires citizens to remain at home with the exception of some essential services. On March 26, the Peruvian Government extended the state of emergency for an additional 13 days until April 12. As such, all mining activities and permitting submissions in Peru have also been halted. This will result in a delay in all permits being issued. Subject to this declaration, the Company has also ceased its mining operations at the Yauricocha Mine except for emergency staff as permitted by the Government.

The extent of the effect of the COVID-19 pandemic on the Company’s business activities is uncertain. The Company’s property, plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable (assessment for indicators of impairment). Accordingly, as required by IFRS we have not reflected these subsequent conditions in the assessment for indicators of impairment of these assets at December 31, 2019. Impairment indicators for the Company’s assets could exist at March 31, 2020 if current conditions persist. The Company continues to work on revisions to the forecasts and development plans in light of the current conditions and will use these updated assumptions/ forecasts in impairment indicator analysis and for impairment tests, if such tests are required.